Consolidated Statements of Comprehensive Loss (FY) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (22,916)	$ (2,840)	$ (59,792)	$ (3,356)	$ (82,707)	$ (6,196)	$ (15,924)	$ (13,495)
Other comprehensive loss:
Foreign currency translation adjustments	3	(12)			9	(20)	(3)	0
Comprehensive loss	$ (22,913)	$ (2,852)			$ (82,698)	$ (6,216)	$ (15,927)	$ (13,495)